UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)


                                                       Market
                                                       Value
LSV VALUE EQUITY FUND                  Shares          (000)
-----------------------------------------------------------------
COMMON STOCK (98.9%)
AEROSPACE & DEFENSE (2.9%)
   Goodrich                             85,900        $  2,946
   Northrop Grumman                    103,700           5,380
   Textron                              80,200           5,773
                                                      --------
                                                        14,099
                                                      --------
AGRICULTURAL OPERATIONS (2.2%)
   Archer-Daniels-Midland              318,000           7,696
   Monsanto                             52,400           2,836
                                                      --------
                                                        10,532
                                                      --------
AIRCRAFT (0.9%)
   Alaska Air Group*                    77,800           2,318
   ExpressJet Holdings*                191,600           2,113
                                                      --------
                                                         4,431
                                                      --------
APPAREL/TEXTILES (0.4%)
   VF                                   41,100           2,185
                                                      --------
AUTOMOTIVE (3.4%)
   Autoliv                             110,800           5,224
   Delphi                               99,100             752
   Ford Motor                          462,300           6,088
   General Motors                       40,900           1,506
   Goodyear Tire & Rubber*             188,600           2,912
                                                      --------
                                                        16,482
                                                      --------
BANKS (14.5%)
   AmSouth Bancorp                      87,600           2,185
   Astoria Financial                    63,900           2,405
   Bank of America                     340,600          15,794
   Bank of Hawaii                       33,500           1,605
   Comerica                             94,100           5,445
   Huntington Bancshares                90,100           2,070
   JPMorgan Chase                      216,276           8,073
   Keycorp                             223,600           7,473
   National City                       100,900           3,587
   North Fork Bancorporation            58,200           1,670
   Popular                              94,400           2,518
   Regions Financial                    48,400           1,549
   UnionBanCal                          52,800           3,251
   US Bancorp                           67,500           2,028
   Wachovia                            146,800           8,052
   Washington Mutual                    82,300           3,321
                                                      --------
                                                        71,026
                                                      --------
BUILDING & CONSTRUCTION (2.5%)
   KB Home                              26,400           2,868
   Lafarge North America                40,300           2,186
   Masco                                96,000           3,533
   NVR*                                  4,400           3,482
                                                      --------
                                                        12,069
                                                      --------
CHEMICALS (2.5%)
   Eastman Chemical                     96,600           5,231
   FMC*                                 37,900           1,789
   Lubrizol                             61,100           2,201
   OM Group*                            87,900           2,850
                                                      --------
                                                        12,071
                                                      --------
COMMERCIAL SERVICES (0.6%)
   Brink's                              42,200           1,495
   Convergys*                          118,000           1,686
                                                      --------
                                                         3,181
                                                      --------

                                                       Market
                                                       Value
LSV VALUE EQUITY FUND                  Shares          (000)
-----------------------------------------------------------------
COMPUTERS & SERVICES (3.6%)
   Computer Sciences*                   42,800        $  2,205
   Hewlett-Packard                     568,500          11,137
   Western Digital*                    411,200           4,429
                                                      --------
                                                        17,771
                                                      --------
CONSUMER DISCRETIONARY (0.7%)
   Energizer Holdings*                  56,600           3,204
                                                      --------
DIVERSIFIED MANUFACTURING (0.5%)
   Tredegar                            149,400           2,532
                                                      --------
ELECTRICAL SERVICES (5.3%)
   Constellation Energy Group           37,900           1,895
   Edison International                140,100           4,549
   Exelon                               37,500           1,659
   Idacorp                              55,600           1,684
   Northeast Utilities                  89,400           1,672
   OGE Energy                           64,500           1,687
   PNM Resources                        87,300           2,203
   Sempra Energy                        66,500           2,475
   TXU                                 115,600           7,999
                                                      --------
                                                        25,823
                                                      --------
ENTERTAINMENT (0.5%)
   Blockbuster, Cl A                   118,000           1,081
   Callaway Golf                       101,800           1,355
                                                      --------
                                                         2,436
                                                      --------
FINANCIAL SERVICES (8.1%)
   AG Edwards                          102,200           4,360
   Bear Stearns                         42,300           4,275
   Citigroup                           356,400          17,481
   Countrywide Financial               103,400           3,826
   Deluxe                               33,700           1,290
   Freddie Mac                          28,400           1,854
   Morgan Stanley                      113,300           6,340
                                                      --------
                                                        39,426
                                                      --------
FOOD, BEVERAGE & TOBACCO (3.0%)
   Adolph Coors, Cl B                   16,300           1,216
   Altria Group                         51,800           3,306
   Corn Products International          95,800           2,813
   PepsiAmericas                       132,500           2,816
   Supervalu                            69,600           2,200
   Tyson Foods, Cl A                   118,600           2,036
   Universal                             4,800             227
                                                      --------
                                                        14,614
                                                      --------
GAS/NATURAL GAS (0.4%)
   Nicor                                59,200           2,186
                                                      --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.4%)
   Maytag                              100,700           1,582
   Whirlpool                            77,400           5,283
                                                      --------
                                                         6,865
                                                      --------
INSURANCE (10.6%)
   Allstate                            126,000           6,355
   American Financial Group             87,400           2,691
   AmerUs Group                         45,400           2,024
   Cigna                                32,700           2,624
   Cincinnati Financial                 66,900           2,952
   Humana*                             100,500           3,444
   Lincoln National                     81,500           3,760
   Loews                                29,100           1,979
   MBIA                                 45,000           2,688
   Metlife                              59,000           2,345

SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)


                                                       Market
                                                       Value
LSV VALUE EQUITY FUND                  Shares          (000)
-----------------------------------------------------------------
INSURANCE (CONTINUED)
   Old Republic International           74,000        $  1,717
   Principal Financial Group           102,100           4,143
   Prudential Financial                152,100           8,200
   St. Paul Travelers                   59,100           2,219
   Stancorp Financial Group             26,100           2,219
   Torchmark                            40,000           2,184
                                                      --------
                                                        51,544
                                                      --------
LEASING & RENTING (0.4%)
   Ryder System                         43,200           1,968
                                                      --------
LUMBER & WOOD PRODUCTS (0.8%)
   Georgia-Pacific                     120,100           3,855
                                                      --------
MACHINERY (2.3%)
   Albany International, Cl A           20,300             693
   Briggs & Stratton                    28,600           1,109
   Cummins                              44,800           3,480
   Johnson Controls                     37,000           2,189
   Stanley Works                        49,400           2,349
   Tecumseh Products, Cl A              32,900           1,337
                                                      --------
                                                        11,157
                                                      --------
OPTICAL SUPPLIES (0.1%)
   Bausch & Lomb                         8,600             627
                                                      --------
PETROLEUM & FUEL PRODUCTS (13.7%)
   Amerada Hess                         56,100           4,861
   Anadarko Petroleum                   59,300           3,926
   ChevronTexaco                       234,200          12,741
   ConocoPhillips                       99,700           9,251
   Exxon Mobil                         332,700          17,168
   Marathon Oil                        101,600           3,935
   Occidental Petroleum                 88,100           5,143
   Stone Energy*                        50,400           2,157
   Sunoco                               56,500           4,943
   Tesoro*                              86,500           2,754
                                                      --------
                                                        66,879
                                                      --------
PHARMACEUTICALS (1.8%)
   Alpharma, Cl A                       94,300           1,419
   Bristol-Myers Squibb                156,800           3,675
   King Pharmaceuticals*               120,400           1,266
   Merck                                85,700           2,404
                                                      --------
                                                         8,764
                                                      --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.3%)
   Eastman Kodak                       191,600           6,340
                                                      --------
PRINTING & PUBLISHING (0.4%)
   American Greetings, Cl A             91,300           2,204
                                                      --------
RAILROADS (0.8%)
   Burlington Northern Santa Fe         77,800           3,748
                                                      --------
RETAIL (5.4%)
   Albertson's                         137,800           3,153
   Barnes & Noble*                      49,300           1,612
   BJ's Wholesale Club*                 77,600           2,220
   Darden Restaurants                   70,000           2,069
   Federated Department Stores         113,400           6,441
   GameStop, Cl B*                      20,946             406
   Jack in the Box*                     50,800           1,757
   Ltd Brands                          264,500           6,269
   Papa John's International*           18,400             592
   Safeway*                             44,400             837
   Sears Roebuck                        21,700           1,090
                                                      --------
                                                        26,446
                                                      --------

                                       Shares/         Market
                                     Face Amount       Value
LSV VALUE EQUITY FUND                   (000)          (000)
-----------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (0.5%)
   Fairchild Semiconductor
     International*                    140,800        $  2,009
   Freescale Semiconductor, Cl B*       18,417             322
                                                      --------
                                                         2,331
                                                      --------
SPECIALTY CHEMICALS (0.4%)
   Sherwin-Williams                     50,500           2,182
                                                      --------
STEEL & STEEL WORKS (1.3%)
   Steel Dynamics                       59,500           2,249
   United States Steel                  80,200           4,154
                                                      --------
                                                         6,403
                                                      --------
TELEPHONES & TELECOMMUNICATIONS (5.7%)
   AT&T                                260,800           5,005
   BellSouth                            77,300           2,028
   CenturyTel                          158,500           5,167
   Motorola                            402,700           6,339
   Sprint                              158,500           3,777
   Verizon Communications              154,100           5,484
                                                      --------
                                                        27,800
                                                      --------
TOTAL COMMON STOCK
   (Cost $411,284)                                     483,181
                                                      --------
WARRANTS (0.0%)
   Washington Mutual (A)*               25,900               4
                                                      --------
TOTAL WARRANTS
   (Cost $0)                                                 4
                                                      --------
REPURCHASE AGREEMENT (0.8%)
  Morgan Stanley
     2.000%, dated 01/31/05, to
    be repurchased on 02/01/05,
    repurchase price $3,814,900
    (collateralized by U.S.
    Treasury Notes, par value
    $2,506,274, 3.625%,
    04/15/28; with total market
    value $3,916,626)                  $ 3,815           3,815
                                                      --------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,815)                                         3,815
                                                      --------
TOTAL INVESTMENTS (99.7%)
   (Cost $415,099)+                                   $487,000
                                                      ========
-----------------------------------------------------------------
    PERCENTAGES ARE BASED ON NET ASSETS OF $488,387,533.

*   NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL  -- CLASS

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $415,098,841, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $81,213,170 AND $(9,312,176), RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



                                                  LSV-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.